Note 29 - Exceptional Items From Continuing Operations	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
29	EXCEPTIONAL ITEMS from continuing operations

The following table sets out exceptional items, being those items included in profit (loss) from continuing operations that are material in terms of size and/or nature. One-off acquisition and exceptional costs and other costs related to acquisitions are separately identified as exceptional costs. The types of costs included within acquisition costs are those which are directly attributable to an acquisition, such as legal and accounting expenses, integration costs, severance and retention remuneration. The types of costs which are considered exceptional include restructuring charges, impairment losses, other significant assets write-downs, severance and retention costs, settlement of litigation, fair value adjustments onerous contract provisions and professional fees.

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Acquisition—related exceptional items:
Severance and retention costs	1,277	217	825
Onerous lease	1,579	917	—
Professional fees	10,990	1,301	309
Total acquisition-related exceptional items	13,846	2,435	1,134
Other exceptional items:
Goodwill impairment	—	—	32,363
Change in intangible assets lives	—	—	12,027
Restructuring charges	1,361	2,042	595
Severance costs	3,175	768	1,073
Litigation settlement	976	—	—
Total other exceptional items	5,512	2,810	46,058
Remeasurement of deferred consideration	(3,119)	—	—
Total remeasurement of deferred consideration	(3,119)	—	—
Total exceptional items	16,238	5,245	47,192

The acquisition related costs primarily relate to the acquisition of YuMe, RadiumOne and Perk. The exceptional costs primarily relate to restructuring changes, onerous lease provisions, severance charges and a payment related to a commercial litigation settlement.

The deferred consideration relating to the RadiumOne acquisition has been recognized within Trade and other payables. This item meets the definition of a financial liability and was consequently re-measured as of
September 30, 2017.
The resulting gain of
$3.1
 million has been recognized as an exceptional item within other income in the consolidated income statement. The liability was reclassified as shares to be issued as of
September 30, 2017.